Going Concern Uncertainty and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Going Concern Uncertainty and Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Furniture, fixtures and office equipment are depreciated over estimated useful lives of the related assets.
Category	Estimated useful life
Furniture, fixtures, office equipment and machinery	5 years